Commitments, liabilities and contingencies - Summary of Contingent Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Contingent liabilities on account of liquidated damages
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 1,245	$ 16	₨ 917
Contingent liabilities on account of transmission penalties
Disclosure of contingent liabilities [line items]
Contingent liability	1,197	16
VAT, GST, service tax, entry tax matters
Disclosure of contingent liabilities [line items]
Contingent liability	52	1	91
Income tax disallowances / demands under litigation
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 82	$ 1	₨ 40